SHARE BASED AND OTHER COMPENSATION (Details Textual)			1 Months Ended							6 Months Ended		12 Months Ended
	Jan. 13, 2016 USD ($) $ / shares shares	Mar. 06, 2015 USD ($)	Oct. 30, 2015 shares	May 27, 2015 $ / shares shares	Aug. 02, 2014 USD ($) shares	May 30, 2014 USD ($) shares	Apr. 30, 2014 USD ($) $ / shares shares	Jan. 31, 2014 $ / shares shares	Jan. 19, 2012 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Apr. 20, 2016 shares
Options Outstanding, Granted												200,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited												100,937
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms										10 months 13 days
Share Price | $ / shares				$ 15.60				$ 30.50
Stock Issued During Period, Shares, New Issues				7,500
Stock or Unit Option Plan Expense | $										$ 3,050,000
Restricted Stock or Unit Expense | $										$ 120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term										1 year 11 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										the Company granted options to purchase a total of 3,000,000 shares of Common Stock to management and employees under the 2016 Plan.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value | $										$ 2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value | $										2,000,000
Stock Issued During Period, Value, New Issues | $													$ 3,557,403
Stock Issued During Period, Shares, Issued for Services								22,500
Servicing Asset at Amortized Cost | $												$ 469,000	515,000
Share-based Compensation | $										$ 1,946,283	$ 2,638,110	$ 3,449,775	$ 2,739,699
Common Stock [Member]
Stock Issued During Period, Shares, New Issues													295,912
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights										the Company granted options to purchase a total of 3,000,000 shares of Common Stock to management and employees, of which one-third vested immediately and balance will vest evenly over two years
Stock Issued During Period, Value, New Issues | $													$ 29
Stock Issued During Period, Shares, Issued for Services												7,500	9,000
Employee Stock Option [Member]
Options Outstanding, Granted										3,000,000			215,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited										335,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $												$ 3,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $										$ 3,910,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms												3 years 6 months 29 days
Share Price | $ / shares										$ 1.34
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares										$ 1.34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										197.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										1.08%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										3,318,333		608,333	358,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period												230,000	236,667
Servicing Asset at Amortized Cost | $												$ 2.19	$ 515,000
Restricted Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited										26,412		80,741
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										10,000		114,501	32,486
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms												1 year 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number													163,037
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period													39,067
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period										26,483		12,833	39,067
Unissued Vested Options Shares												151,900
Employee Service ShareBased Compensation Nonvested Awards Compensation Cost Not Yet Recognized Stock Options Shares												35,000
Employees And Directors [Member]
Share-based Compensation | $												$ 2,660,000
Employees And Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										128,750
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number										159,583
Non Employees And Directors [Member]
Options Outstanding, Granted	20,000									120,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $										$ 1,320,000
Share Price | $ / shares	$ 18
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	$ 0.18
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	192.13%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.85%
Stock Granted, Value, Share-based Compensation, Gross | $	$ 36,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	20,000
Board of Directors Chairman [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited												10,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period												54,501
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures | $												$ 165,000
Independent Directors One [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited													3,125
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures | $													$ 150,000
Number Of Directors													3
Independent Directors Two [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited													65,000
Stock Issued During Period, Value, Restricted Stock Award, Forfeitures | $													$ 150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period													86,700
Director [Member]
Options Outstanding, Granted												135,000
Director [Member] | Employee Stock Option [Member]
Options Outstanding, Granted												480,000
A .Bradley Gabbard [Member]
ShareBased Compensation Arrangement By ShareBased Payment Award Options Nonvested Options Forfeited Value Of Shares | $						$ 70,000
ShareBased Compensation Arrangement By ShareBased Payment Award Equity Instruments Other Than Options Forfeited in Period Value | $						$ 59,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares						20,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period						5,208
Robert A. Bell [Member]
Stock Issued During Period, Shares, New Issues					6,667
ShareBased Compensation Arrangement By ShareBased Payment Award Options Nonvested Options Forfeited Value Of Shares | $					$ 108,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares					150,000
Stock Issued During Period, Value, New Issues | $					$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost | $					$ 206,000
Robert A. Bell [Member] | Separation Agreement [Member]
Stock Issued During Period, Shares, New Issues					100,000
Stock Issued During Period, Value, New Issues | $					$ 3,333
Consultant [Member]
Options Outstanding, Granted												7,500
Stock Issued During Period, Shares, Issued for Services												7,500
Executive Employment Agreement Description		(i) 5,000 restricted shares of Common Stock and (ii) an incentive stock option to purchase up to 30,000 shares of Common Stock, which vests in equal installments on each of the next three anniversaries of the effective date if the agreement.
Mr. Nanke [Member]
Salaries, Wages and Officers' Compensation | $		$ 240,000
Executive Employment Agreement Description		(i) 10,000 restricted shares of Common Stock; (ii) paid a cash signing bonus of $100,000; and (iii) an incentive stock option to purchase up to 75,000 shares of Common Stock, which vests in equal installments on each of the next three anniversaries of the effective date of the agreement. Mr. Nanke will also receive a cash incentive bonus if certain production thresholds are achieved by the Company and a performance bonus of $100,000 if the Company achieves certain goals set forth in the agreement
General Counsel [Member]
Servicing Asset at Amortized Cost | $		$ 230,000
Mr. Ulwelling [Member]
Options Outstanding, Granted			30,000									40,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares												$ 25.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									vest in equal installments over three years.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares			2,833
Annual Salary Description												25,000
Cash Bonus Due | $									$ 15,000
Salaries, Wages and Officers' Compensation | $									$ 110,000			$ 175,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares									2,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $									$ 15,000
W. Phillip Marcum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $							$ 420,000
Share Price | $ / shares							$ 35.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							65.00%
Strike Price | $ / shares							$ 16.00
Reissued Vested Options Shares							20,000
Reissued Vested Options Value | $							$ 4,000,000
Unvested Option Value | $							$ 70,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares							20,000
W. Phillip Marcum [Member] | Separation Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited							9,375
Accrued Payroll Taxes | $							$ 220,000
Accrued Salaries | $							150,000
Other Commitment | $							$ 125,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant												10,000,000
Omnibus Incentive Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														5,000,000
Omnibus Incentive Plan 2016 [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues										45,000
Omnibus Incentive Plan 2016 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period										10,000